Contingent liabilities and commitments (Tables)	6 Months Ended
Jun. 30, 2025
Contingent liabilities and commitments
Schedule of contingent liabilities and commitments

	30 June	31 December
	2025	2024
	£m	£m
Contingent liabilities and commitments
Guarantees	2,801	3,060
Other contingent liabilities	1,362	1,496
Standby facilities, credit lines and other commitments	142,157	135,405
Total	146,320	139,961